Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 15,577	$ 14,379	$ 12,669
Cost of sales	(10,755)	(9,743)	(8,586)
Gross profit	4,822	4,636	4,083
Operating expenses	(3,261)	(2,917)	(2,791)
Operating earnings before other expenses, net	1,561	1,719	1,292
Other expenses, net	(467)	(82)	(1,763)
Operating earnings (loss)	1,094	1,637	(471)
Financial expense	(401)	(658)	(773)
Financial income and other items, net	47	(79)	(115)
Share of profit of equity accounted investees	30	54	49
Earnings (loss) before income tax	770	954	(1,310)
Income tax	(209)	(137)	(36)
Net income (loss) from continuing operations	561	817	(1,346)
Discontinued operations	324	(39)	(100)
CONSOLIDATED NET INCOME (LOSS)	885	778	(1,446)
Non-controlling interest net income	27	25	21
CONTROLLING INTEREST NET INCOME (LOSS)	$ 858	$ 753	$ (1,467)
Basic earnings (loss) per share	$ 0.0197	$ 0.0171	$ (0.0332)
Basic earnings (loss) per share from continuing operations	0.0123	0.018	(0.0309)
Diluted earnings (loss) per share	0.0193	0.0168	(0.0332)
Diluted earnings (loss) per share from continuing operations	$ 0.012	$ 0.0177	$ (0.0309)